SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)
Disclosure of operating segments [line items]
Number of segments | segment			2
Net revenues	$ 21,502	$ 20,899	$ 42,077	$ 21,955
Operating loss	24,886	12,500	43,038	29,516
Commercial Operations
Disclosure of operating segments [line items]
Net revenues	21,502	20,899	42,077	21,955
Operating loss	10,081	8,029	18,596	20,332
Research and Development
Disclosure of operating segments [line items]
Operating loss	$ 14,805	$ 4,471	$ 24,442	$ 9,184